Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	45 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
ATAC Credit Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	(4.92%)
ATAC US Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%		(2.08%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(1.97%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		14.30%
Lipper Flexible Portfolio Fund Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%		6.02%
ATAC Credit Rotation ETF (MKT) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	(4.92%)
ATAC US Rotation ETF (MKT) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%		(2.07%)